Commitments, Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies

Note 9. Commitments, Contingencies

The Company may be subject to lawsuits, administrative proceedings, regulatory reviews or investigations associated with its business and other matters arising in the normal conduct of its business. The following is a description of an uncertainty that is considered other than ordinary, routine and incidental to the business.

The closing of the Initial Exchange Agreement with Private Co. was conditioned upon certain, limited customary representations and warranties, as well as, among other things, our compliance with Rule 419 (“Rule 419”) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”) and the consent of our shareholders as required under Rule 419. Accordingly, we conducted a “Blank Check” offering subject to Rule 419 (the “Rule 419 Offering”) and filed a Registration Statement on Form S-1 to register the shares of such offering; the Registration Statement was declared effective on September 14, 2012. We used 10% of the subscription proceeds as permitted under Rule 419 and the amount remaining in the escrow trust as of the date of the closing of the Share Exchange was $90,000 (the “Trust Account Balance”).

Rule 419 required that the Share Exchange occur on or before March 18, 2014, but due to normal negotiations regarding the transactions and the parties’ efforts to satisfy all of the closing conditions, the Share Exchange did not close on such date. Accordingly, after numerous discussions with management of both parties, they entered into an Amended and Restated Share Exchange Agreement (the “Share Exchange Agreement”) to reflect a revised business combination structure, pursuant to which we would: (i) file a registration statement on Form 8-A (“Form 8A”) to register our common stock pursuant to Section 12(g) of the Exchange Act, which we did on May 1, 2014 and (ii) seek to convert the participants of the Rule 419 Offering into participants of a similarly termed private offering (the “Converted Offering”), to be conducted pursuant to Regulation D, as promulgated under the Securities Act.

Fifty-two persons participated in the Rule 419 Offering and each of them gave the Company his/her/its consent to use his/her/its escrowed funds to purchase shares of the Company’s restricted common stock in the Converted Offering (the “Consent”) rather than have their funds returned. To avoid further administrative work for the investors, we believe that we took reasonable steps to inform investors of the situation and provided them with an appropriate opportunity to maintain their investment in the Company, if they so choose, or have their funds physically returned. Management believed the steps it took constituted a constructive return of the funds and therefore met the requirements of Rule 419.

However, pursuant to Rule 419(e)(2)(iv), “funds held in the escrow or trust account shall be returned by first class mail or equally prompt means to the purchaser within five business days [if the related acquisition transaction does not occur by a date that is 18 months after the effective date of the related registration statement].” As set forth above, rather than physically return the funds, we sought consent from the investors of the Rule 419 Offering to direct their escrowed funds to the Company to instead purchase shares in the Converted Offering. The consent document (which was essentially a form of rescission) was given to the investors along with a private placement memorandum describing the Converted Offering and stated that any investor who elected not to participate in the Converted Offering would get 90% of their funds physically returned. Pursuant to Rule 419(b)(2)(vi), a blank check company is entitled to use 10% of the proceed/escrowed funds; therefore, if a return of funds is required, only 90% of the proceed/escrowed funds need be returned. The Company received $100,000 proceeds and used $10,000 as per Rule 419(b)(2)(vi); therefore, only $90,000 was subject to possible return.

As disclosed therein, we filed the amendments to the initial Form 8-K in response to comments from the SEC regarding the Form 8-K and many of those comments pertain to an alleged violation of Rule 419. The Company continued to provide the SEC with information and analysis as to why it believes it did not violate Rule 419, but was unable to satisfy the SEC’s concerns. Comments and communications indicate that Rule 419 requires a physical return of funds if a 419 offering cannot be completed because a business combination was not consummated within the required time frame; constructive return is not permitted.

As a result of these communications and past comments, we are disclosing that we did not comply with the requirements of Rule 419, which required us to physically return the funds previously submitted to escrow pursuant to the Rule 419 Offering. As a result of our failure to comply with Rule 419, the SEC may bring an enforcement action or commence litigation against us for failure to strictly comply with Rule 419. If any claims or actions were to be brought against us relating to our lack of compliance with Rule 419, we could be subject to penalties (including criminal penalties), required to pay fines, make damages payments or settlement payments. In addition, any claims or actions could force us to expend significant financial resources to defend ourselves, could divert the attention of our management from our core business and could harm our reputation.

Ultimately, the SEC determined to terminate its review of the Initial Form 8-K and related amendments, rather than provide us with additional opportunities to address their concerns and therefore, we did not clear their comments. It is not possible at this time to predict whether or when the SEC may initiate any proceedings, when this issue may be resolved or what, if any, penalties or other remedies may be imposed, and whether any such penalties or remedies would have a material adverse effect on our consolidated financial position, results of operations, or cash flows. Litigation and enforcement actions are inherently unpredictable, the outcome of any potential lawsuit or action is subject to significant uncertainties and, therefore, determining at this time the likelihood of a loss, any SEC enforcement action and/or the measurement of the amount of any loss is complex. Consequently, we are unable to estimate the range of reasonably possible loss. Our assessment is based on an estimate and assumption that has been deemed reasonable by management, but the assessment process relies heavily on an estimate and assumption that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change that estimate and assumption. In light of the uncertainty of this issue and while Management evaluates the best and most appropriate way to resolve same, management determined to create a reserve on the Company’s Balance Sheet for the $90,000 that was subject to the Consent.

On or about June 23, 2014, we entered into a license agreement with Bistromatics Corp., to which one of our directors is Chief Marketing Officer, pursuant to which we obtained a perpetual license to use the programming code created by a video management platform as a base to develop our telemedicine video service for a license fee of $20,000 due by September 31, 2014. The parties entered into an addendum extending the due date of the license fee to December 31, 2014. Intellectual property developed as a result of this license, will be our property; but Bistromatics will retain the intellectual property for the original code base. We may resell or license the resulting telemedicine platform for an extended license fee of $10,000 for each additional instance the code base will be used. Through this agreement, Bistromatics Corp. built our PHZIO.com platform; our director purchased the domain name on behalf of the Company and retains no rights to same. On March 16, 2015, the Company extended the licensing fee payment agreement until July 1, 2015. The Company made an initial payment of $5,000 with the remaining fees to be to be paid on or before July 1, 2015.

The Company rents its Culver City, CA office space from a company owned by our CEO. The rental agreement provides for the value of the rent of $500 per month be recorded as contributed towards the founding eWellness and its operations. During the period ended March31, 2015, we have recorded this rent payment in the Consolidated Statements of Operations and Additional Paid in Capital on the Balance Sheet.

In May 2014, the Company signed an Office Service Agreement for office space in New York, New York. A deposit of $17,874 was paid and recorded in prepaid expense. The utilization of the office space began on August 1, 2014 and terminated at December 31, 2014. The Company negotiated a settlement of $5,500 in April, 2015 for the cancellation of the agreement. The settlement resulted in a gain on extinguishment of debt of $11,323.

On January 24, 2015, the Company received $20,000 in exchange for a 90-day Promissory Note at an interest rate of 12% per annum. For the period ended March 31, 2015, the Company recorded $447 of accrued interest for this note.

On January 24, 2015 the Company extended a previous consulting and service agreement with a consultant from April 21, 2015 to October 20, 2015 in exchange for 400,000 shares of restricted common stock and 400,000 callable common stock purchase warrants at a strike price of $0.35 per share. The fair value of the common stock issued for the services is $40,000 and the Company recorded $8,889 as consulting expense and $31,111 as prepaid expense to be amortized over the life of the contract. The fair value of the warrants issued for services is $32,187 and the Company recorded $7,153 as consulting expense and $25,034 as prepaid expense to be amortized over the life of the contract. With this extension agreement, the Company is to pay $10,000 per month consulting fee beginning with February 1, 2015 through the end of the agreement. For the period ended March 31, 2015, the Company accrued $20,000 for these consulting fees.

On February 14, 2015, the Company entered into a one-year agreement with BMT, Inc. as a consultant and advisor in connection with certain business development advisory. This agreement is on an at-will basis as determined by the company in exchange for cash compensation to be invoiced monthly. The total compensation paid to date on this agreement is $11,950.

On February 23, 2015, the Company entered into a one-year agreement with a consultant in connection with certain corporate finance, investor relations and related business matters in exchange for 60,000 shares of restricted common stock. The fair value of the services is $6,000 and the Company recorded $500 as consulting expense and $5,500 as prepaid expense to be amortized over the life of the contract that expires in February, 2016.

From time to time the Company may become a party to litigation matters involving claims against the Company. Except as may be outlined above, management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.

Note 10. Commitments, Contingencies

The Company may be subject to lawsuits, administrative proceedings, regulatory reviews or investigations associated with its business and other matters arising in the normal conduct of its business. The following is a description of an uncertainty that is considered other than ordinary, routine and incidental to the business.

The closing of the Initial Exchange Agreement with Private Co. was conditioned upon certain, limited customary representations and warranties, as well as, among other things, our compliance with Rule 419 (“Rule 419”) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”) and the consent of our shareholders as required under Rule 419. Accordingly, we conducted a “Blank Check” offering subject to Rule 419 (the “Rule 419 Offering”) and filed a Registration Statement on Form S-1 to register the shares of such offering; the Registration Statement was declared effective on September 14, 2012. We used 10% of the subscription proceeds as permitted under Rule 419 and the amount remaining in the escrow trust as of the date of the closing of the Share Exchange was $90,000 (the “Trust Account Balance”).

Rule 419 required that the Share Exchange occur on or before March 18, 2014, but due to normal negotiations regarding the transactions and the parties’ efforts to satisfy all of the closing conditions, the Share Exchange did not close on such date. Accordingly, after numerous discussions with management of both parties, they entered into an Amended and Restated Share Exchange Agreement (the “Share Exchange Agreement”) to reflect a revised business combination structure, pursuant to which we would: (i) file a registration statement on Form 8-A (“Form 8A”) to register our common stock pursuant to Section 12(g) of the Exchange Act, which we did on May 1, 2014 and (ii) seek to convert the participants of the Rule 419 Offering into participants of a similarly termed private offering (the “Converted Offering”), to be conducted pursuant to Regulation D, as promulgated under the Securities Act.

Fifty-two persons participated in the Rule 419 Offering and each of them gave the Company his/her/its consent to use his/her/its escrowed funds to purchase shares of the Company’s restricted common stock in the Converted Offering (the “Consent”) rather than have their funds returned. To avoid further administrative work for the investors, we believe that we took reasonable steps to inform investors of the situation and provided them with an appropriate opportunity to maintain their investment in the Company, if they so choose, or have their funds physically returned. Management believed the steps it took constituted a constructive return of the funds and therefore met the requirements of Rule 419.

However, pursuant to Rule 419(e)(2)(iv), “funds held in the escrow or trust account shall be returned by first class mail or equally prompt means to the purchaser within five business days [if the related acquisition transaction does not occur by a date that is 18 months after the effective date of the related registration statement].” As set forth above, rather than physically return the funds, we sought consent from the investors of the Rule 419 Offering to direct their escrowed funds to the Company to instead purchase shares in the Converted Offering. The consent document was given to the investors along with a private placement memorandum describing the Converted Offering and stated that any investor who elected not to participate in the Converted Offering would get 90% of their funds physically returned. Pursuant to Rule 419(b)(2)(vi), a blank check company is entitled to use 10% of the proceed/escrowed funds; therefore, if a return of funds is required, only 90% of the proceed/escrowed funds need be returned. The Company received $100,000 proceeds and used $10,000 as per Rule 419(b)(2)(vi); therefore, only $90,000 was subject to possible return.

As disclosed therein, we filed the amendments to the initial Form 8-K in response to comments from the SEC regarding the Form 8-K and many of those comments pertain to the Company’s potential violation of Rule 419. The Company continued to provide the SEC with information and analysis as to why it believes it did not violate Rule 419, but was unable to satisfy the SEC’s concerns. Comments and communications indicate that Rule 419 requires a physical return of funds if a 419 offering cannot be completed because a business combination was not consummated within the required time frame; constructive return is not permitted.

As a result of these communications and past comments, we are disclosing that we did not comply with the requirements of Rule 419, which required us to physically return the funds previously submitted to escrow pursuant to the Rule 419 Offering. As a result of our failure to comply with Rule 419, the SEC may bring an enforcement action or commence litigation against us for failure to strictly comply with Rule 419. If any claims or actions were to be brought against us relating to our lack of compliance with Rule 419, we could be subject to penalties (including criminal penalties), required to pay fines, make damages payments or settlement payments. In addition, any claims or actions could force us to expend significant financial resources to defend ourselves, could divert the attention of our management from our core business and could harm our reputation.

Ultimately, the SEC determined to terminate its review of the Initial Form 8-K and related amendments, rather than provide us with additional opportunities to address their concerns and therefore, we did not clear their comments. It is not possible at this time to predict whether or when the SEC may initiate any proceedings, when this issue may be resolved or what, if any, penalties or other remedies may be imposed, and whether any such penalties or remedies would have a material adverse effect on our consolidated financial position, results of operations, or cash flows. Litigation and enforcement actions are inherently unpredictable, the outcome of any potential lawsuit or action is subject to significant uncertainties and, therefore, determining at this time the likelihood of a loss, any SEC enforcement action and/or the measurement of the amount of any loss is complex. Consequently, we are unable to estimate the range of reasonably possible loss. Our assessment is based on an estimate and assumption that has been deemed reasonable by management, but the assessment process relies heavily on an estimate and assumption that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change that estimate and assumption. In light of the uncertainty of this issue and while Management evaluates the best and most appropriate way to resolve same, management determined to create a reserve on the Company’s Balance Sheet for the $90,000 that was subject to the Consent.

MHI Agreement: On May 24, 2013, eWellness entered into an exclusive 25-year Supply and Distribution Agreement (the “Agreement”) with Millennium Healthcare, Inc. (“MHI”) for the following 14 states that include: Maine, New Hampshire, Massachusetts, Rhode Island, Connecticut, New York, New Jersey, Delaware Maryland, Virginia, North Carolina, South Carolina, Georgia and Florida. Under the agreement, eWellness agrees to provide its eWellness Distance Monitored Physical Therapy Program (“DMpt program”) to MHI affiliated physicians within the terms of the Agreement. MHI agreed to market the eWellness DMpt and agreed to use its best efforts to promote and use the DMpt program; MHI also agreed to assist in managing the insurance reimbursement to eWellness for PT evaluations, re-evaluations and physical tests that eWellness staff perform at selected MHI facilities; however, we will be responsible for seeking reimbursement opportunities from insurance providers who do not currently reimburse for our telemedicine services. MHI, through its wholly owned operating subsidiaries, provide primary care physician practices, physician groups and healthcare facilities of all sizes with cutting edge medical devices focused primarily on preventive care through early detection. MHI currently provides their services to 70 medical group offices in NYC and approximately 130 in Northern New Jersey. There are approximately 400 individual physicians in these various practices. Approximately 20 percent of those patient visits are reoccurring visits.

MHI will charge eWellness a 20% billing fee on all insurance reimbursement or patient fees for marketing the DMpt Program and assisting in the processing of insurance reimbursement. We have also agreed that for every $100,000.00 of insurance reimbursement received from MHI patients for our DMpt program (up to $1 million in billing), we will issue 110,000 shares of our common stock to MHI, up to a maximum amount of 1.1 million shares. As of the date of this Report, we have not issued any shares to MHI under this Agreement because we have not yet required or utilized MHI’s reimbursement services, nor has MHI marketed our services.

Each party has the right to terminate the agreement upon breach of the Agreement or dissolution of either party. We may also terminate the Agreement if MHI is, for a period of 60 continuous days, restrained or prevented from transacting a substantial part of their business by reason of a judgment order or regulation of any court or authority; MHI may terminate the Agreement at any time with 30 days written notice. The parties may also terminate the Agreement if either becomes the subject to any bankruptcy or similar proceeding. The Agreement also includes standard indemnification provisions for both parties.

Programming Agreement: On or about June 23, 2014, we entered into a license agreement with Bistromatics Corp., to which one of our directors, Curtis Hollister, is Chief Marketing Officer, pursuant to which we obtained a perpetual license to use the programming code created by a video management platform as a base to develop our telemedicine video service for a license fee of $20,000; $2,000 of which was due upon execution, $5,000 of which is due on August 1, 2014 and the $13,000 balance is due by September 15, 2014. The parties entered into an addendum extending the due date of the $20,000 license fee to December 31, 2014 and another addendum extending it to July 1, 2015. Intellectual property developed as a result of this license, will be our property; but Bistromatics will retain the intellectual property for the original code base. We may resell or license the resulting telemedicine platform for an extended license fee of $10,000 for each additional instance the code base will be used. Through this agreement, Bistromatics Corp. built our PHZIO.com platform; Mr. Hollister purchased the domain name on behalf of the Company and retains no rights to same.

Office Space: The Company rents its Culver City, CA office space from Evolution Physical Therapy (“Evolution”), a company owned by our CEO, Mr. Fogt. Evolution has agreed to cancel and contribute the annual rent for the year ended December 31, 2013 towards founding eWellness and its operations; the market value of such rent is $500 per month. During the period ended December 31, 2014, we have recorded this rent payment in the Consolidated Statements of Operations and Additional Paid in Capital on the Balance Sheet.